Income Tax	12 Months Ended
Dec. 31, 2011
Income Tax [Abstract]
Income Tax

NOTE 16	-	INCOME TAX

A.	Taxes on income included in the statements of income:

	US dollars
	Year ended December 31,
(in thousands)	2011	2010	2009
Income taxes (tax benefit):
Current taxes:
In Israel	2,003	3,191	4,184
Outside Israel	6,530	5,396	4,702
	8,533	8,587	8,886
Deferred taxes:
In Israel	1,425	(1,877)	(117)
Outside Israel	(3,564)	804	1,105
	(2,139)	(1,073)	988
Taxes in respect of prior years:
In Israel	(739)	(1,228)	(2,735	)(*)
	5,655	6,286	7,139

(*)	During 2009, the Company received a tax refund regarding taxes paid in 2007 with respect to the capital gain from the sale of a subsidiary.

B.	Measurement of results for tax purposes under the Income Tax (Inflationary Adjustments) Law, 1985 (the "Inflationary Adjustment Law")

Until December 31, 2007, the Company and its Israeli subsidiaries reported income for tax purposes in accordance with the provisions of the Inflationary Adjustments Law, whereby taxable income was measured in NIS, adjusted for changes in the Israeli Consumer Price Index where results of operations for tax purposes were measured in terms of earnings in NIS after adjustments for changes in the Israeli Consumer Price Index ("CPI").  Commencing January 1, 2008, this law became void and in its place there are transition provisions, whereby the results of operations for tax purposes are measured on a nominal basis.

C.	The Law for the Encouragement of Capital Investments, 1959 (the "Investment Law")

1.
Commencing 2008, a certain Israeli subsidiary of the Company was granted "beneficiary enterprise" status as defined under the investment law – 1959.  As such, the subsidiary was entitled to tax benefits for the duration of 2 years.

Beginning with the 2011 tax year, the subsidiary is entitled to tax benefits.  Accordingly, the tax rate imposed on the Company for the years 2012 and 2011 is 15%.

2.	As of December 31, 2011, an Israeli subsidiary Company is entitled to preferred company status pursuant to the Law for the Encouragement of Capital Investments - 1959.

In December 2010, the Israeli parliament passed the Economic Policy Law for 2011 and 2012 (Legislative Amendments) - 2011 which set out, among other things, amendments to the Law for the Encouragement of Capital Investments - 1959, effective January 1, 2011.  The amendment changes the benefit tracks in the law and applies uniform tax rates to all of the preferred revenues of the Company which are, in 2011 and 2012, 15%, in 2012 and 2013, 12.5% and in 2015 and thereafter, 12%.  The reduced tax rates will be granted for an unlimited period of time to a preferred enterprise that meets the conditions set out in the law.

D.	Reduction in corporate tax rates

On July 25, 2005, the Israeli Parliament passed an amendment to the Income Tax Ordinance (No. 147) – 2005, gradually reducing the tax rate applicable to the Company (regarding profits not eligible for "approved enterprise" benefits mentioned above) as follows: in 2009 – 26% and in 2010 and thereafter – 25%.

On July 23, 2009, as part of the Economic Efficiency Law (Legislative Amendments for the Implementation of the Economic Plan for the years 2009 and 2010) – 2009 (the "Arrangements Law"), article 126 of the Income Tax Ordinance (New Version) – 1961 was amended, whereby the corporate tax rate would be gradually reduced commencing in the 2011 tax year and thereafter, as follows: 2011 – 24%, 2012 – 23%, 2013 – 22%, 2014 – 21%, 2015 – 20% and 2016 and thereafter – 18%.

On December 6, 2011, the Law for the Change in the Tax Burden (Legislative Amendments) – 2011 was publicized.  As part of the law, among other, the Economic Efficiency Law (Legislative Amendments for the Implementation of the Economic Plan for 2009 and 2010) – 2009 and the Income Tax Ordinance (New Version) – 1961 were amended whereby, commencing in 2012, the blueprint for the reduction in the corporate tax rates will be cancelled and the corporate tax rate will be 25%, the real capital gains tax rate and the real betterment tax rate were also increased accordingly.

E.	Non-Israeli subsidiaries

Non-Israeli subsidiaries are taxed according to the tax laws and rates in their country of residence.

F.	Tax assessments

The Company has received final tax assessments through the 2008 tax year.  A certain Israeli subsidiary has received final tax assessments through the 2007 tax year.  The other subsidiaries have not been assessed since incorporation.

G.	Carry forward tax losses

As of December 31, 2011, the Company and its subsidiaries in Brazil and Argentina have no carry forward tax losses.

Carry forward tax losses of an Israeli subsidiary as of December 31, 2011 amount to US$ 0.5 million.  Carry forward tax losses in Israel may be utilized indefinitely.

As of December 31, 2011, the Company's non Israeli subsidiary in the United States have available estimated carry forward tax losses of approximately US$ 12.4 million.

Such carry forward tax losses may be utilized until 2021.

H.	The following is a reconciliation between the theoretical tax on pretax income, at the applicable Israeli tax rate, and the tax expense reported in the financial statements:

	US dollars
	Year ended December 31,
(in thousands)	2011	2010	2009
Pretax income	27,864	16,062	25,986
Statutory tax rate	24%	25%	26%
Tax computed at the ordinary tax rate	6,687	4,016	6,756
Nondeductible expenses	506	290	392
Losses in respect of which no deferred taxes were generated (including reduction of deferred tax assets recorded in prior period)	757	2,028	1,007
Deductible financial expenses recorded to additional paid-in capital	136	(331)	163
Taxes in respect of prior years	(739)	(1,228)	(2,735)
Tax adjustment in respect of different tax rates	821	1,726	1,237
Utilization of losses of prior years in respect of which no deferred taxes were generated	(1,292)	(409)	(337)
Taxes in respect of withholding at the source from royalties	177	148	139
Adjustment in respect of tax rate deriving from "approved enterprises"	(801)	-	-
Others	(597)	46	517
	5,655	6,286	7,139

I.	Summary of deferred taxes

Composition:

	US dollars
	Year ended December 31,
(in thousands)	2011	2010
Deferred taxes included in other current assets:
Provision for employee related obligations	97	91
Provision for legal obligation	2,675	3,414
	2,772	3,505
Valuation allowance	-	(1,667)
	2,772	1,838

I.	Summary of deferred taxes (cont.)

Composition:

	US dollars
	Year ended December 31,
(in thousands)	2011	2010
Long-term deferred income taxes:
Provision for employee related obligations	450	350
Carry forward tax losses	3,892	4,765
Temporary differences, net	2,523	1,452
	6,865	6,567
Valuation allowance	(2,089)	(2,679)
	4,776	3,888

Composition:

	US dollars
	Year ended December 31,
(in thousands)	2011	2010

Deferred income taxes included in long-term investments and other assets	5,568	4,934
Deferred income taxes included in long-term liabilities	(792)	(1,046)
	4,776	3,888

J.	Income before income taxes is composed as follows:

	US dollars
	Year ended December 31,
(in thousands)	2011	2010	2009

The Company and its Israeli subsidiaries	19,680	(2,664)	11,273
Non-Israeli subsidiaries	8,185	18,726	14,713
	27,865	16,062	25,986

K.	Uncertain tax positions

The Company and its subsidiaries files income tax returns in Israel, US, Argentina and Brazil.

Reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

(in thousands)	US dollars

Balance at January 1, 2009	4,333
Translation differences	31
Additions based on tax positions related to the current year	255
Balance at January 1, 2010	4,619
Translation differences	(276)
Settlements (*)	(4,343)
Balance at December 31, 2010	-
Additions based on tax positions related to the current year	1,504
Balance at December 31, 2011	1,504

The Company anticipates that it is reasonably possible that over the next twelve months the amount of unrecognized tax benefits could be reduced to zero, therefore as of December 31, the liability with respect to uncertain tax positions is presented as short-term liability in the balance sheet (within "Other current liabilities").

(*)
During October 2010, the Company signed a settlement agreement with the Israeli tax authorities, relating to an audit of its tax returns for the years 2002 through 2008.  As a result, the Company decreased the entire amount of the unrecognized tax benefits which related to the tax uncertainties that were settled.  The difference between the balance of the unrecognized tax benefits and the amount settled with the tax authorities (an amount of $1.23 million) was presented within taxes in respect of prior years, in fiscal year 2010.